Share option scheme and Restricted Stock Units (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure Of Share-Based Payment Arrangements [Abstract]
Movement in share options and Restricted Stock Units
The movement in the number of share options is set out below:

	Weighted average exercise price £	Six months ended July 31, 2018	Weighted average exercise price £	Six months ended July 31, 2017
Outstanding at February 1	1.43	8,577,236	1.17	7,383,401
Granted during the period	2.05	3,481,048	1.84	2,181,905
Exercised during the period	1.08	(92,047)	0.66	(36,092)
Lapsed / surrendered during the period	1.50	(3,206,987)	0.92	(1,227,063)
Number of outstanding options	1.65	8,759,250	1.39	8,302,151

12. Share option scheme and Restricted Stock Units (continued)
The movement in the number of Restricted Stock Units (‘RSUs’) granted in the form of a nominal-cost option is set out below:

	Weighted average exercise price £	Six months ended July 31, 2018	Weighted average exercise price £	Six months ended July 31, 2017
Outstanding at February 1	0.01	275,877	—	—
Granted during the period	0.01	121,950	0.01	136,991
Exercised during the period	0.01	(136,991)	—	—
Number of outstanding options	0.01	260,836	0.01	136,991

Disclosure of share-based payment expense
The share-based payment expense for the three months ended July 31, 2018 was £0.6 million (three months ended July 31, 2017: £0.5 million) and for the six months ended July 31, 2018 was £1.2 million (six month ended July 31, 2017: £0.8 million). The share-based payment expense has been allocated to the Research and development and General and administration expenses lines of the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income as follows:

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
	£000s	£000s	£000s	£000s
Research and development	143	16	278	103
General and administration	475	514	885	704
	618	530	1,163	807